CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Trade sales, services and fees, net									$ 10,847	$ 10,964	$ 11,041
Related party sales									232	223	180
Total revenues	2,705	2,842	2,830	2,702	2,619	2,741	2,914	2,913	11,079	11,187	11,221
Cost of goods sold									9,309	9,146	9,363
Gross profit	450	511	456	353	413	542	532	554	1,770	2,041	1,858
Selling, general and administrative									936	934	916
Research and development									140	152	166
Other operating (income) expense									10	(6)	(20)
Restructuring, impairment and plant closing costs	41	37	29	44	40	47	5		151	92	167
Operating income						31			533	869	629
Interest (expense) income, net									(203)	(238)	(262)
Equity in income (loss) of investment in affiliates and subsidiaries									8	7	8
Loss on early extinguishment of debt									(51)	(80)	(7)
Other (expense) income									2	1	2
Income from continuing operations before income taxes									289	559	370
Income tax benefit (expense)									(137)	(179)	(113)
Income from continuing operations	34	76	56	(14)	(44)	121	133	170	152	380	257
Income (loss) from discontinued operations, net of tax									(5)	(7)	(1)
Income before extraordinary gain					(44)	120	131	166	147	373	256
Extraordinary gain on the acquisition of a business, net of tax of nil										2	4
Net income	33	74	56	(16)	(43)	121	131	166	147	375	260
Net income attributable to noncontrolling interests									(21)	(10)	(7)
Net income attributable to Huntsman International LLC	32	68	49	(23)	(45)	117	127	166	126	365	253
Other comprehensive income (loss)									178	(181)	(262)
Comprehensive income attributable to noncontrolling interests									(26)	(9)	(2)
Comprehensive income (loss) attributable to Huntsman International LLC									299	185	(4)
Reportable legal entities | Parent Company
Revenues:
Trade sales, services and fees, net									1,039	932	885
Related party sales									315	745	453
Total revenues									1,354	1,677	1,338
Cost of goods sold									1,097	1,424	1,178
Gross profit									257	253	160
Selling, general and administrative									168	191	182
Research and development									51	47	50
Other operating (income) expense									(6)	(5)	35
Restructuring, impairment and plant closing costs									13	4	1
Operating income									31	16	(108)
Interest (expense) income, net									(185)	(207)	(216)
Equity in income (loss) of investment in affiliates and subsidiaries									118	503	381
Loss on early extinguishment of debt									(51)	(80)	(7)
Other (expense) income									2	(12)	(35)
Income from continuing operations before income taxes									(85)	220	15
Income tax benefit (expense)									210	141	232
Income from continuing operations									125	361	247
Income (loss) from discontinued operations, net of tax									1	4	6
Income before extraordinary gain										365	253
Net income									126	365	253
Net income attributable to Huntsman International LLC									126	365	253
Other comprehensive income (loss)									173	(180)	(257)
Comprehensive income (loss) attributable to Huntsman International LLC									299	185	(4)
Reportable legal entities | Guarantors
Revenues:
Trade sales, services and fees, net									3,193	3,443	3,349
Related party sales									470	447	493
Total revenues									3,663	3,890	3,842
Cost of goods sold									2,904	3,003	3,160
Gross profit									759	887	682
Selling, general and administrative									131	120	97
Research and development									38	36	34
Other operating (income) expense									(10)	2	(18)
Restructuring, impairment and plant closing costs									15	7
Operating income									585	722	569
Interest (expense) income, net									43	42	43
Equity in income (loss) of investment in affiliates and subsidiaries									(134)	40	77
Other (expense) income										14
Income from continuing operations before income taxes									494	818	689
Income tax benefit (expense)									(200)	(243)	(210)
Income from continuing operations									294	575	479
Income (loss) from discontinued operations, net of tax									(1)	1	(1)
Income before extraordinary gain										576	478
Net income									293	576	478
Net income attributable to noncontrolling interests											(2)
Net income attributable to Huntsman International LLC									293	576	476
Other comprehensive income (loss)									34	(250)	(98)
Comprehensive income attributable to noncontrolling interests											(3)
Comprehensive income (loss) attributable to Huntsman International LLC									327	326	377
Reportable legal entities | Nonguarantors
Revenues:
Trade sales, services and fees, net									6,615	6,589	6,807
Related party sales									1,277	1,161	1,098
Total revenues									7,892	7,750	7,905
Cost of goods sold									7,137	6,849	6,855
Gross profit									755	901	1,050
Selling, general and administrative									637	623	637
Research and development									51	69	82
Other operating (income) expense									26	(3)	(37)
Restructuring, impairment and plant closing costs									123	81	166
Operating income									(82)	131	202
Interest (expense) income, net									(61)	(73)	(89)
Equity in income (loss) of investment in affiliates and subsidiaries									8	9	9
Other (expense) income									2	(1)	1
Income from continuing operations before income taxes									(133)	66	123
Income tax benefit (expense)									26	1	(35)
Income from continuing operations									(107)	67	88
Income (loss) from discontinued operations, net of tax									(5)	(12)	(6)
Income before extraordinary gain										55	82
Extraordinary gain on the acquisition of a business, net of tax of nil										2	4
Net income									(112)	57	86
Net income attributable to noncontrolling interests									(22)	(16)	(6)
Net income attributable to Huntsman International LLC									(134)	41	80
Other comprehensive income (loss)									48	(148)	(232)
Comprehensive income attributable to noncontrolling interests									(23)	(16)	(1)
Comprehensive income (loss) attributable to Huntsman International LLC									(87)	(107)	(147)
Eliminations
Revenues:
Related party sales									(1,830)	(2,130)	(1,864)
Total revenues									(1,830)	(2,130)	(1,864)
Cost of goods sold									(1,829)	(2,130)	(1,830)
Gross profit									(1)		(34)
Operating income									(1)		(34)
Equity in income (loss) of investment in affiliates and subsidiaries									16	(545)	(459)
Other (expense) income									(2)		36
Income from continuing operations before income taxes									13	(545)	(457)
Income tax benefit (expense)									(173)	(78)	(100)
Income from continuing operations									(160)	(623)	(557)
Income before extraordinary gain										(623)	(557)
Net income									(160)	(623)	(557)
Net income attributable to noncontrolling interests									1	6	1
Net income attributable to Huntsman International LLC									(159)	(617)	(556)
Other comprehensive income (loss)									(77)	397	325
Comprehensive income attributable to noncontrolling interests									(3)	7	2
Comprehensive income (loss) attributable to Huntsman International LLC									$ (240)	$ (219)	$ (230)